SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of geography revenue and non current assets

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2025	2024
Malta	22,651	22,293
Netherlands	19,477	29,688
United States	11,454	5,663
Brazil	11,059	-
Curaçao	6,816	17,933
Marshall Islands	6,730	1,666
Belgium	5,275	4,684
Croatia	4,660	4,956
Isle of Man	3,744	2,812
Czech Republic	3,693	3,003
Other	10,515	9,303
Revenue	106,074	102,001

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2025	2024
United States	61,699	69,201
Rest of the world	5,965	4,231
Non-current assets	67,664	73,432